SIGNIFICANT ACCOUNTING POLICIES (Short-Term Bank Deposits) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. dollars [Member]
Short Term Bank Deposits [Line Items]
Average interest rate of short-term bank deposits	1.32%	1.77%
NIS [Member]
Short Term Bank Deposits [Line Items]
Average interest rate of short-term bank deposits	2.40%	2.56%